Other Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets pledged

(in thousands of $)	September 30, 2022	December 31, 2021
Book value of vessels secured against loans (1)	1,127,677	1,242,342
(1) This excludes the Gimi which is classified as “Assets under development” (see note 15) and secured against its specific debt facility (note 18).